Operation lease and other commitment (Tables)	3 Months Ended
Mar. 31, 2019
Operation Lease And Other Commitment Tables Abstract
Operating lease right-of-use assets
(amounts in dollars)	Operation lease right-of-use asset
Balances as of January 1, 2019	$393,110
Accumulated amortization	(64,081)

Balances as of March 31, 2019	$329,029

Operating lease liability

(amounts in dollars)	Lease liability due within one year	Lease liability long-term	Total
Balances as of January 1, 2019	$86,061	$318,716	$404,777
Repayments of lease liability	(20,626)	(39,408)	(60,034)
Other		1,760	1,760
Balances as of March 31, 2019	$65,435	$281,068	$346,503